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                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

        SUPPLEMENT TO CLASS I, II, III, IV, V & R SHARES PROSPECTUSES AND
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2004


                                  JUNE 1, 2005

PLEASE REVISE THE "PORTFOLIO TEAMS" SECTION AS FOLLOWS:

Rebecca K Hagstrom, CFA replaces Andrew Beal and assumes lead portfolio management responsibilities of the Emerging Market's Opportunities Fund (the "Fund"). Ms. Hagstrom's biographical information is included under "Portfolio Teams" in each Fund's prospectus.